Revenue (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue direct to customers [Member]
Revenue from the sale of Drive Systems:
Total revenue	$ 662	$ 863	$ 773	$ 1,061	$ 4,013	$ 3,263
Revenue through channel partners [Member]
Revenue from the sale of Drive Systems:
Total revenue	620	1,050	1,184	2,083	16,325	3,952
Revenue from the sale of XL Grid solutions – which are sold direct to customers [Member]
Revenue from the sale of Drive Systems:
Total revenue	2,412		2,412
Total Revenue [Member]
Revenue from the sale of Drive Systems:
Total revenue	$ 3,694	$ 1,913	$ 4,369	$ 3,144	$ 20,338	$ 7,215